Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
16. STOCK-BASED COMPENSATION
The Board of Directors adopted, and the Company’s Stockholders approved, the “TreeHouse Foods, Inc. Equity and Incentive Plan” (the “Plan”). Under the Plan, the Compensation Committee may grant awards of various types of compensation, including stock options, restricted stock, restricted stock units, performance shares, performance units, other types of stock-based awards, and other cash-based compensation. The number of shares authorized to be awarded under the Plan is approximately 17.5 million, of which approximately 5.1 million remain available at December 31, 2019.
Total compensation expense related to stock-based payments and the related income tax benefit recognized in Net (loss) income from continuing operations was as follows:

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Compensation expense related to stock-based payments	$22.6	$30.7	$28.2
Related income tax benefit	5.8	7.7	10.4

In the first quarter of 2018, the Company entered into an amended employment agreement with our former Chief Executive Officer. The amended plan resulted in the modification of his outstanding equity awards by accelerating the vesting dates, changing outstanding performance units to vest at target, and extending the exercisability of options outstanding. Modification of the existing awards resulted in a charge of $10.0 million in the three months ended March 31, 2018. The impact of this modification on expense recognized for stock options, restricted stock units, and performance units was $1.2 million, $3.8 million, and $5.0 million, respectively.
The Company estimates that certain key executives and all directors will complete the required service conditions associated with their awards. For all other employees, the Company estimates its forfeiture rate based on historical experience.
All amounts below include continuing and discontinued operations.

Stock Options — The following table summarizes stock option activity during 2019:

	Employee Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (yrs.)	Aggregate Intrinsic Value
	(In thousands)			(In millions)
Outstanding, at January 1, 2019	1,720	$75.24	4.8	$1.1
Forfeited	(52)	84.89
Exercised	(13)	51.54
Expired	(127)	81.40
Outstanding, at December 31, 2019	1,528	74.58	3.7	0.8
Vested/expected to vest, at December 31, 2019	1,519	74.53	3.7	0.8
Exercisable, at December 31, 2019	1,479	74.28	3.6	0.8

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Intrinsic value of stock options exercised	$0.1	$3.8	$12.1
Tax benefit recognized from stock option exercises	—	0.7	4.6

Future compensation costs related to unvested options totaled $0.3 million at December 31, 2019 and will be recognized over the remaining vesting period of the grants, which averages 0.3 years. The weighted average grant date fair value of options granted in 2017 was $25.56. There were no options granted in 2019 or 2018.
Stock options granted under the plan generally have a three year vesting schedule, vest one-third on each of the first three anniversaries of the grant date, and expire ten years from the grant date. Stock options are generally only granted to employees and non-employee directors.
Stock options are valued using the Black-Scholes option pricing model. Expected volatilities are based on historical volatilities of the Company’s stock price. The risk-free interest rate for periods within the contractual life of the stock options is based on the U.S. Treasury yield curve in effect at the time of the grant. We based our expected term on the simplified method as described under the SEC Staff Accounting Bulletin No. 107. Under this approach the expected term is 6.0 years. The assumptions used to calculate the value of the stock option awards granted in 2017 are presented as follows (no stock options were granted in 2019 or 2018):

2017
Weighted average expected volatility	26.74%
Weighted average risk-free interest rate	2.07%
Expected dividends	—%
Expected term	6.0 years

Restricted Stock Units — Employee restricted stock unit awards generally vest based on the passage of time. These awards generally vest in approximately three equal installments on each of the first three anniversaries of the grant date. Director restricted stock units vest on the first anniversary of the grant date. Certain directors have deferred receipt of their awards until either their departure from the Board of Directors or a specified date. As of December 31, 2019, the amount of director restricted stock units that have been earned and deferred totaled 91,660 units.
The following table summarizes the restricted stock unit activity during the year ended December 31, 2019:

	Employee Restricted Stock Units	Weighted Average Grant Date Fair Value	Director Restricted Stock Units	Weighted Average Grant Date Fair Value
	(In thousands)		(In thousands)
Outstanding, at January 1, 2019	685	$52.20	129	$53.75
Granted	382	62.64	24	66.79
Vested	(279)	59.73	(37)	39.01
Forfeited	(173)	54.70	—	—
Outstanding, at December 31, 2019	615	54.58	116	58.30

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Fair value of vested restricted stock units	$19.5	$16.6	$14.0
Tax benefit recognized from vested restricted stock units	3.7	2.5	5.1

Future compensation costs related to restricted stock units are approximately $18.9 million as of December 31, 2019 and will be recognized on a weighted average basis over the next 1.9 years. The grant date fair value of the awards is equal to the Company’s closing stock price on the grant date.
Performance Units — Performance unit awards are granted to certain members of management. These awards contain service and performance conditions. For each of the three performance periods, one-third of the units will accrue, multiplied by a predefined percentage generally between 0% and 200%, depending on the achievement of certain operating performance measures. Additionally, for the cumulative performance period, a number of units will accrue, equal to the number of units granted multiplied by a predefined percentage generally between 0% and 200%, depending on the achievement of certain operating performance measures, less any units previously accrued. Accrued units will be converted to stock or cash, at the discretion of the Compensation Committee, generally, on the third anniversary of the grant date. The Company intends to settle these awards in stock and has the shares available to do so.

The following table summarizes the performance unit activity during the year ended December 31, 2019:

	Performance Units	Weighted Average Grant Date Fair Value
	(In thousands)
Unvested, at January 1, 2019	176	$71.49
Granted	390	61.88
Vested	(17)	98.28
Forfeited	(67)	82.24
Unvested, at December 31, 2019	482	61.28

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Fair value of vested performance units	$0.9	$7.6	$7.8
Tax benefit recognized from performance units vested	0.2	0.1	2.5

Future compensation costs related to the performance units are estimated to be approximately $15.1 million as of December 31, 2019, and are expected to be recognized over the next 2.0 years. The grant date fair value of the awards is equal to the Company’s closing stock price on the grant date.